Annual Total Returns (Vanguard Telecommunication Services Index Fund - ETF Shares ETF) (Vanguard Telecommunication Services Index Fund, Vanguard Telecommunication Services Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Annual Total Return
2012	16.54%
2011	(2.25%)
2010	19.65%
2009	29.65%
2008	(38.85%)
2007	5.49%
2006	36.65%
2005	1.92%